Income taxes - Summary of reconciliation of changes in deferred tax liability (Asset) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Net deferred tax asset as of January 1,	€ 1,430	€ 16,564
Additions from business combinations	(3,140)	(17,725)
Recognized in other comprehensive income	(326)	202
Recognized in profit or loss	4,054	3,577
Foreign currency translation adjustment	(1,052)	(1,188)
Net deferred tax asset as of December 31,	€ 966	€ 1,430